Accrued Settlement Cost - Settlement cost maturities (Details) - Angel Studios, Inc. CIK: 0001671941	Dec. 31, 2023 USD ($)
Short term and long term maturities of settlement cost
2024	$ 253,882
2025	280,238
2026	309,331
2027	341,443
2028	376,890
Thereafter	3,064,070
Total	$ 4,625,854